Business Combinations, Investments and Divestitures - Divestitures (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 22, 2012
Discontinued Operation, Income (Loss) from Discontinued Operation During Phase-out Period, Net of Tax [Abstract]
Loss before income taxes	$ (3)	$ (151)	$ (19)
Loss from discontinued operations, net of tax	6	(93)	(10)
Entertainment Business [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash consideration for disposition of assets				100
Total assets sold				67
Property, plant and equipment sold				51
Inventory sold				15
Intangible assets sold				1
Software and services margin threshold triggering additional payment	25
Period that purchaser may procure certain hardware, software or services	5 years
Discontinued Operation, Income (Loss) from Discontinued Operation During Phase-out Period, Net of Tax [Abstract]
Revenue	62	152	99
Operating expenses	101	299	142
Loss from operations	(39)	(147)	(43)
Gain from divestiture of the business	33	0	0
Loss before income taxes	(6)	(147)	(43)
Income tax benefit	(2)	(51)	(15)
Loss from discontinued operations, net of tax	$ (4)	$ (96)	$ (28)